SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events for adjustment to or disclosure in its consolidated financial statements through the date of this report and has not identified any recordable or disclosable events.

NOTE 14 – SUBSEQUENT EVENTS

Subsequent to December 31, 2023, the Company entered into a securities purchase agreement with IRED under which the Company issued 89,000 shares of Series A preferred stock at $100 per share to convert the outstanding note payable and accrued interest of $8,900,000 and $445,000, respectively.

Management has evaluated subsequent events pursuant to the issuance of the consolidated financial statements and has determined that, other than listed above, no other reportable subsequent events exist through the date of these consolidated financial statements.